Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

12. SHAREHOLDERS’ EQUITY

In July 2013, the Company sold 13,142,856 common shares in the form of ADSs at a price of $14.00 per ADS in an underwritten public offering generating net proceeds of approximately $172.6 million. As of December 31, 2013, there were 41,306,338 shares outstanding.

During the years ended December 31, 2013, 2012 and 2011, the Company declared and paid dividends of $0.88 per share or $31.5 million, $0.84 per share or $22.5 million and $0.80 per share or $21.1 million, respectively. On January 9, 2014, the Company declared a dividend of $0.25 per share or approximately $10.3 million, including dividend equivalents paid to vested SARs, which was paid on February 20, 2014 to shareholders of record at January 31, 2014.

The Company’s board of directors approved certain share repurchase programs pursuant to which the Company may make share repurchases from time to time in the open market or in privately negotiated transactions. The timing of the repurchases under these programs, as set forth below, may depend on a variety of factors, including market conditions, and the program may be suspended or discontinued at any time prior to the expiration date.

Board Approval Date	Expiration Date	Maximum dollar value of shares that may be purchased under this program	Calendar year shares were purchased	Total number of shares purchased	Average price paid per share
May 3, 2010...................................................	May 2011	$30.0 million	2011	23,135	$ 12.43
May 3, 2011...................................................	May 2012	$30.0 million	2011	43,533	$ 10.87
May 2, 2012...................................................	May 2013	$25.0 million	—	—	—
May 1, 2013...................................................	May 2014	$30.0 million	—	—	—

The Company also made share repurchases outside of these programs. On March 8, 2011, the Company repurchased 1,035,438 of its shares from a third party at a price of $11.93 per share or $12.3 million pursuant to a Stock Purchase Agreement.

On December 28, 2012, Summit and Onex Corporation and its affiliates (collectively, “Onex”) invested an aggregate of $25.0 million, for a total of 2,191,060 newly issued common shares of the Company at a price of $11.41 per share. The share price represents a 5% discount to the volume-weighted average price of the Company’s common shares in the five-day period ended November 29, 2012. The shares are subject to lock-up provisions, and the Company has agreed to register these shares with the Securities and Exchange Commission pursuant to a registration rights agreement.